CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2019
CONSTRUCTION-IN-PROGRESS [abstract]
Disclosure of construction-in-progress

7          CONSTRUCTION-IN-PROGRESS

	2018	2019
	RMB’000	RMB’000

At January 1	1,430,671	1,828,372
Transfer in from fixed assets for improvement/modifications (Note 6)	1,094,769	592,201
Other additions	2,011,678	1,654,657
Transfer to fixed assets (Note 6)	(729,886)	(743,618)
Transfer out to fixed assets after improvement/modifications (Note 6)	(1,978,860)	(952,638)
At December 31	1,828,372	2,378,974

Construction-in-progress as at December 31, 2019 mainly comprise of improvement projects for road existing railway equipment in the PRC.

For the year ended December 31, 2019, no interest expense (2018: nil) had been capitalized in the construction-in-progress balance as there were no third party borrowings during the year.

As at December 31, 2019, the balance of the provision for writing down the construction-in-progress was approximately RMB15,456,000 (2018: RMB15,456,000).